Receivables, Prepayments and Other Assets (Tables)	6 Months Ended
Jun. 30, 2025
Trade and other current receivables [abstract]
Schedule of Accounts Receivable

	June 30, 2025	December 31, 2024
Current:
Trade receivables, other than related parties	$874	$906
Other receivables	340	307
Unbilled accounts receivable(1)	71	38
Receivables from government grants	154	133
Other current financial assets and other	96	22
Total	$1,535	$1,406
Non-current:
Advances to suppliers	$189	$180
Receivables from government grants	170	124
Other	121	47
Total	$480	$351
(1) Unbilled accounts receivable represents amounts recognized on revenue contracts less associated advances and progress billings. These amounts will be billed in accordance with the agreed-upon contractual terms or rendering services.
Schedule of Unbilled Accounts Receivables
The following table summarizes the activity in the Company’s unbilled accounts receivable for the six months ended June 30, 2025 and for the twelve months ended December 31, 2024, respectively:

	June 30, 2025	December 31, 2024
Balance, beginning of period	$38	$33
Revenue recognized during the period	87	118
Amounts invoiced	(54)	(113)
Balance, end of period	$71	$38